Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Core Focus Fixed Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the Portfolio’s investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Core Focus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 27, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 526% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	526.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Portfolio’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will invest primarily in a diversified portfolio of investment grade, fixed income obligations, including securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities (U.S. government securities), mortgage-backed securities (MBS), asset-backed securities (ABS), corporate bonds, and other fixed income securities.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Portfolio will invest principally in debt obligations issued or guaranteed by the U.S. government and by U.S. corporations. The U.S. government securities in which the Portfolio may invest include a variety of securities that are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities that have been established or sponsored by the U.S. government. The corporate debt obligations in which the Portfolio may invest include, but are not limited to, bonds, notes, debentures, and commercial paper of U.S. companies.

The Portfolio’s assets may also be invested in MBS issued or guaranteed by the U.S. government, its agencies, or instrumentalities or by government-sponsored corporations. Other MBS in which the Portfolio may invest are issued by certain private, nongovernment entities. Subject to quality limitations, the Portfolio may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

All securities purchased by the Portfolio will have an investment grade rating at the time of purchase. Investment grade fixed income obligations will be those rated BBB- or better by S&P or Baa3 or better by Moody’s or those that we deem to be of comparable quality. To the extent that the rating of a debt obligation held by the Portfolio falls below BBB- or Baa3, the Portfolio, as soon as practicable, will dispose of the security, unless such disposal would be detrimental to the Portfolio in light of market conditions.

The Portfolio may invest up to 20% of its assets in foreign securities. The Portfolio intends to invest its foreign assets primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. The Portfolio may invest in securities issued in any currency and may hold foreign currencies. Presently, the Portfolio intends to invest its foreign assets primarily in U.S. dollar-denominated fixed income securities in a manner consistent with the foreign securities weighting in the Portfolio’s benchmark, the Barclays U.S. Aggregate Index.

The Portfolio will typically have an average effective maturity of between 3 and 10 years. Short- and intermediate-term debt securities (under 10 years) will form the core of the Portfolio. Long-term bonds (over 10 years) may be purchased when we believe they will enhance return without significantly increasing risk. Average effective maturity may exceed the above range when opportunities for enhanced returns exceed risk.

The Portfolio may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Portfolio may also use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Portfolio will use derivatives for both hedging and nonhedging purposes. For example, the Portfolio may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Portfolio will not use derivatives for reasons inconsistent with its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates	Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Prepayment risk	The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.
Bank loans and other indebtedness risk	The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Foreign government/ supranational risk	The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.
Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources and dependence on narrow product lines.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk	Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has The Core Focus Fixed Income Portfolio performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 231-8002
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (The Core Focus Fixed Income Portfolio)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, The Core Focus Fixed Income Portfolio’s highest quarterly return was 6.22% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -2.87% for the quarter ended June 30, 2013.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.87%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2013
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

DPT CLASS
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	799
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,892
Annual Return 2005	rr_AnnualReturn2005	2.30%
Annual Return 2006	rr_AnnualReturn2006	4.48%
Annual Return 2007	rr_AnnualReturn2007	5.89%
Annual Return 2008	rr_AnnualReturn2008	(2.11%)
Annual Return 2009	rr_AnnualReturn2009	12.71%
Annual Return 2010	rr_AnnualReturn2010	7.27%
Annual Return 2011	rr_AnnualReturn2011	9.05%
Annual Return 2012	rr_AnnualReturn2012	5.98%
Annual Return 2013	rr_AnnualReturn2013	(3.31%)
1 Year	rr_AverageAnnualReturnYear01	(3.31%)
5 Years	rr_AverageAnnualReturnYear05	6.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	(4.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.91%)
Return after taxes on distributions | DPT CLASS
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.13%)
5 Years	rr_AverageAnnualReturnYear05	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Return after taxes on distributions and sale of Portfolio shares | DPT CLASS
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.87%)
5 Years	rr_AverageAnnualReturnYear05	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%

[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 0.43% of the Portfolio's average daily net assets from Feb. 27, 2014 through Feb. 27, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.